Risk management - Spain real estate business (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in property loans
Financial assets at beginning of period	€ 176,554	€ 184,596
Financial assets at end of period	163,853	176,554	€ 184,596
Spain | Real estate operations in Spain | Construction and property development
Changes in property loans
Financial assets at beginning of period	2,871	2,939	4,812
Foreclosed assets	(1)	(6)	(29)
Reductions	(230)	(24)	(1,685)
Write-off of impaired assets against recorded allowance	(15)	(38)	(159)
Financial assets at end of period	€ 2,625	€ 2,871	€ 2,939